UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-22784

BNY Mellon Municipal Bond Infrastructure Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 02/29

Date of reporting period: 08/31/2024

FORM N-CSR

Item 1.  Reports to Stockholders.

Item 2.  Code of Ethics.

 Not applicable.

Item 3.   Audit Committee Financial Expert.

  Not applicable.

Item 4.   Principal Accountant Fees and Services.

 Not applicable.

Item 5.  Audit Committee of Listed Registrants.

 Not applicable.

Item 6.  Investments.

 Not applicable.

Item 7.   Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.   Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.   Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

BNY Mellon Municipal Bond Infrastructure Fund, Inc.

SEMI-ANNUAL REPORT August 31, 2024

BNY Mellon Municipal Bond Infrastructure Fund, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

STATEMENT OF INVESTMENTS

August 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2%
Alabama - 3.0%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	3,820,000		3,683,906
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2049	1,500,000		1,621,019
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	1,250,000		1,366,266
				6,671,191
Arizona - 7.1%
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	7.75	7/1/2050	3,200,000	[a,b]	128,000
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2050	3,425,000		3,278,222
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2052	2,000,000	[a]	2,063,813
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)	5.00	7/1/2049	1,025,000	[a]	1,033,554
Phoenix Civic Improvement Corp., Revenue Bonds	4.00	7/1/2044	1,905,000		1,859,938
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	5,000,000		5,545,380
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	2,000,000	[a]	2,000,237
				15,909,144

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Arkansas - 1.7%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	3,500,000		3,734,680
California - 9.9%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2049	1,000,000		934,277
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	1,000,000		1,014,209
California Statewide Communities Development Authority, Revenue Bonds (California Baptist University) Ser. A	6.38	11/1/2043	2,035,000	[a]	2,037,854
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A	5.00	11/1/2041	1,875,000	[a]	1,890,679
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Tobacco Settlement Asset) Ser. B	5.00	6/1/2051	1,000,000		1,038,682
Long Beach Bond Finance Authority, Revenue Bonds, Ser. A	5.50	11/15/2037	5,000,000		5,863,278
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2052	1,000,000		1,038,915

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
California - 9.9% (continued)
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2051	3,500,000		3,630,175
Tender Option Bond Trust Receipts (Series 2022-XF3024), (San Francisco City & County, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%	6.99	5/1/2044	4,500,000	[a,c,d]	4,643,548
				22,091,617
Colorado - 5.9%
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,000,000		1,084,277
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	3,000,000		2,700,350
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	4.00	5/15/2052	1,255,000		1,198,651
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.50	11/15/2053	1,000,000		1,086,898
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,000,000		2,045,452
Hess Ranch Metropolitan District No. 6, GO, Ser. A1	5.00	12/1/2049	1,500,000		1,402,449

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Colorado - 5.9% (continued)
Rampart Range Metropolitan District No. 5, Revenue Bonds	4.00	12/1/2051	1,000,000	823,826
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%	6.09	8/1/2044	2,455,000	[a,c,d] 2,809,538
				13,151,441
Connecticut - 1.1%
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2041	1,000,000	1,110,914
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	1,500,000	1,410,524
				2,521,438
Delaware - .5%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,037,924
Florida - 6.7%
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2049	3,425,000	3,728,286
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 1	4.40	7/1/2044	1,450,000	1,446,828
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	2,480,000	2,329,193

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Florida - 6.7% (continued)
Hillsborough County Port District, Revenue Bonds (Tampa Port Authority Project) Ser. B	5.00	6/1/2046	1,250,000		1,280,732
Lee Memorial Health System, Revenue Bonds, Refunding, Ser. A1	4.00	4/1/2049	1,750,000		1,663,239
Miami-Dade County Water & Sewer System, Revenue Bonds (Insured; Build America Mutual)	4.00	10/1/2051	1,000,000		965,455
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000		1,135,247
Pinellas County Industrial Development Authority, Revenue Bonds (Foundation for Global Understanding)	5.00	7/1/2039	1,000,000		1,014,997
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	500,000		501,509
Village Community Development District No. 15, Special Assessment Bonds	5.25	5/1/2054	1,000,000	[a]	1,035,660
				15,101,146
Georgia - 4.9%
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2042	1,250,000		1,278,103
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	2,500,000		2,629,738
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	9/1/2031	1,000,000	[e]	1,080,961

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Georgia - 4.9% (continued)
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%	4.71	7/1/2044	3,600,000	[a,c,d]	3,863,106
Tender Option Bond Trust Receipts (Series 2023-XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3 & 4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%	6.71	1/1/2059	2,060,000	[a,c,d]	2,091,715
				10,943,623
Hawaii - .6%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2047	1,250,000		1,310,274
Illinois - 11.8%
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2035	1,500,000		1,545,296
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	2,500,000		2,596,399
Chicago II, GO, Ser. A	5.00	1/1/2044	2,000,000		2,058,723
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2057	2,000,000		2,088,369
Illinois, GO, Ser. D	5.00	11/1/2028	2,600,000		2,763,413
Illinois, GO, Ser. D	5.00	11/1/2027	3,500,000		3,720,507
Illinois, Revenue Bonds (Auxiliary Facilities System) Ser. A	5.00	4/1/2044	2,500,000		2,500,697
Illinois Finance Authority, Revenue Bonds (Plymouth Place Obligated Group) Ser. A	6.63	5/15/2052	1,000,000		1,074,218
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	1,400,000		1,597,641

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Illinois - 11.8% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	1,400,000	[f]	856,711
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	1,750,000		1,813,647
Tender Option Bond Trust Receipts (Series 2023-XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%	4.93	6/1/2048	1,625,000	[a,c,d]	1,557,460
Tender Option Bond Trust Receipts (Series 2024-XF3244), (Chicago O' International Airport, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate 5.50%	5.50	1/1/2059	2,100,000	[a,c,d]	2,282,477
				26,455,558
Indiana - 1.0%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)	7.00	3/1/2039	1,925,000	[a]	353,295
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,000,000		1,073,401
Valparaiso, Revenue Bonds, Refunding (Pratt Paper (IN) LLC Project)	5.00	1/1/2054	750,000	[a]	775,375
				2,202,071
Iowa - .6%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.00	12/1/2032	1,250,000	[g]	1,453,784

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Kentucky - 1.9%
Christian County, Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	1,000,000		1,008,902
Henderson, Revenue Bonds (Pratt Paper Project) Ser. A	4.70	1/1/2052	1,000,000	[a]	984,803
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	5/1/2055	1,000,000	[e]	1,062,062
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	8/1/2030	1,310,000	[e]	1,317,239
				4,373,006
Louisiana - 1.4%
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners)	5.75	9/1/2064	1,825,000		1,999,303
Louisiana Public Facilities Authority, Revenue Bonds (Impala Warehousing Project)	6.50	7/1/2036	1,000,000	[a]	1,000,541
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University) Ser. A	4.00	4/1/2030	115,000	[g]	121,632
				3,121,476
Maryland - 2.3%
Maryland Economic Development Corp., Revenue Bonds (College Park Leonardtown Project) (Insured; Assured Guaranty Municipal Corp.)	5.25	7/1/2064	650,000		690,499
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	4,200,000		4,373,768
				5,064,267

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Massachusetts - 2.2%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)	5.00	10/1/2057	1,000,000	[a]	1,006,758
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2034	1,550,000		1,618,802
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	325,000		336,080
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,000,000		1,065,842
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. B	4.50	6/1/2056	1,000,000		992,737
				5,020,219
Michigan - 4.8%
Detroit, GO (Sustainable Bond) Ser. A	5.00	4/1/2046	1,000,000		1,046,683
Michigan Building Authority, Revenue Bonds, Refunding	4.00	10/15/2049	2,500,000		2,428,801
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	5.50	2/28/2049	1,275,000		1,437,733
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	1,000,000		950,256
Michigan Housing Development Authority, Revenue Bonds, Ser. A	3.35	12/1/2034	2,500,000		2,399,518
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C	0.00	6/1/2058	41,200,000	[f]	1,284,517
Wayne County Airport Authority, Revenue Bonds (Detroit Metropolitan Wayne County Airport) (Insured; Build America Mutual) Ser. B	5.00	12/1/2039	1,250,000		1,252,579
				10,800,087

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Minnesota - 2.2%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	2,000,000	2,032,660
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. A	4.00	1/1/2054	3,000,000	2,883,040
				4,915,700
Missouri - 2.6%
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.70	11/1/2054	1,000,000	1,005,382
St. Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.13	9/1/2049	1,000,000	993,723
St. Louis County Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village Sunset Hills)	5.00	9/1/2042	1,000,000	1,000,035
Tender Option Bond Trust Receipts (Series 2023-XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%	3.00	12/1/2053	3,000,000	[a,c,d] 2,930,205
				5,929,345
Nebraska - .4%
Omaha Public Power District, Revenue Bonds, Ser. A	4.00	2/1/2051	1,000,000	965,527

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Nevada - 1.4%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.25	6/15/2041	2,155,000		2,203,420
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	1,000,000		942,866
				3,146,286
New Hampshire - 1.2%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	2,925,000		2,696,386
New Jersey - 4.7%
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.38	1/1/2043	2,500,000		2,501,975
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2025	1,890,000	[g]	1,929,914
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	655,000		665,253
New Jersey Economic Development Authority, Revenue Bonds, Ser. WW	5.25	6/15/2025	110,000	[g]	112,323
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	1,250,000		1,227,404
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	1,250,000		1,352,323

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
New Jersey - 4.7% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.50	6/15/2050	1,600,000		1,766,264
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.25	6/15/2050	1,000,000		1,095,093
				10,650,549
New Mexico - .6%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	4.70	9/1/2054	1,400,000		1,407,493
New York - 9.3%
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	3,500,000	[a]	3,502,930
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2040	1,200,000		1,267,572
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2036	2,000,000		2,151,235
New York Transportation Development Corp., Revenue Bonds (LaGuradia Airport Terminal)	5.63	4/1/2040	1,000,000		1,077,876
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.13	6/30/2060	1,000,000		1,042,099
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Project) Ser. A	4.75	11/1/2042	2,000,000	[a]	1,917,609

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
New York - 9.3% (continued)
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%	4.62	11/15/2047	3,300,000	[a,c,d]	3,228,964
Tender Option Bond Trust Receipts (Series 2024-XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal one Project) (Insured; Assured Guaranty Municipal Corp.)) Recourse, Underlying Coupon Rate 5.25%	7.66	6/30/2060	2,150,000	[a,c,d]	2,281,379
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	3,000,000		2,932,137
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	585,000		529,557
Westchester County Local Development Corp., Revenue Bonds, Refunding (Senior Learning Community)	5.00	7/1/2041	1,000,000	[a]	1,021,384
				20,952,742
North Carolina - 1.9%
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2049	2,850,000		3,074,697
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	1,300,000		1,106,868
				4,181,565

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Ohio - 9.6%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	6,665,000		6,135,844
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,980,000		2,002,039
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	2,500,000		2,548,319
Muskingum County, Revenue Bonds (Genesis Healthcare System Project)	5.00	2/15/2048	6,495,000		6,332,835
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.38	12/1/2058	1,000,000		1,001,669
Tender Option Bond Trust Receipts (Series 2024-XF1711), (University of Cincinnati Ohio Receipt, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 5.00%	7.09	6/1/2049	3,200,000	[a,c,d]	3,452,035
				21,472,741
Oklahoma - 2.2%
Tender Option Bond Trust Receipts (Series 2024-XM1163), (Oklahoma City Water Utilities Trust, Revenue Bonds, Refunding) Non-Recourse, Underlying Coupon Rate 5.25%	8.01	7/1/2064	3,200,000	[a,c,d]	3,523,254
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Project)	5.25	11/15/2045	1,500,000		1,516,146
				5,039,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Pennsylvania - 7.8%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,000,000	[a]	1,003,342
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2033	1,455,000		1,547,699
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2038	3,750,000		3,771,835
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	2,000,000		2,219,494
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2045	3,000,000		3,010,578
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,000,000		942,009
Tender Option Bond Trust Receipts (Series 2022-XF1525), (Pennsylvania Economic Development Financing Authority UPMC, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 4.00%	4.54	5/15/2053	2,300,000	[a,c,d]	2,172,962
Tender Option Bond Trust Receipts (Series 2023-XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%	8.61	9/1/2053	2,400,000	[a,c,d]	2,731,122
				17,399,041

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Rhode Island - 1.8%
Tender Option Bond Trust Receipts (Series 2023-XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 4.13%	4.62	10/1/2048	4,000,000	[a,c,d]	4,022,380
South Carolina - 2.0%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Bon Secours Mercy Health)	4.00	12/1/2044	1,500,000		1,468,828
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Lutheran Homes of South Carolina Obligated Group)	5.13	5/1/2048	1,750,000		1,512,149
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	1,500,000		1,395,417
				4,376,394
South Dakota - 1.2%
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Heath & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%	7.10	7/1/2046	2,680,000	[a,c,d]	2,724,396
Tennessee - .6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Belmont University)	5.25	5/1/2048	1,250,000		1,359,915

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Texas - 15.7%
Aldine Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	1,000,000		958,531
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)	5.00	6/15/2064	1,000,000	[a]	1,000,438
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. A	5.75	8/15/2045	2,500,000		2,529,372
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	5.75	8/15/2033	1,000,000		1,017,939
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	6.13	8/15/2048	3,500,000		3,550,745
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2054	1,000,000		967,226
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	1,000,000		1,012,922
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2040	1,500,000		1,660,208
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	2,000,000		1,930,104

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Texas - 15.7% (continued)
Fort Bend County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.25	3/1/2049	1,250,000		1,252,643
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	1,165,000		1,112,900
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.50	7/1/2053	1,400,000		1,412,766
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2039	2,480,000		2,429,488
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,000,000		956,745
Medina Valley Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2053	4,500,000		4,337,968
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	2,500,000	[a]	2,503,592
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2044	1,375,000		1,476,267
Tender Option Bond Trust Receipts (Series 2024-XM1164), (Texas University System, Revenue Bonds, Refunding) Non-Recourse, Underlying Coupon Rate 5.25%	2.95	3/15/2054	3,200,000	[a,c,d]	3,512,556
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	1,500,000		1,497,899
				35,120,309

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 148.2% (continued)
U.S. Related - 1.7%
Puerto Rico, GO, Ser. A	0.00	7/1/2033	211,359	[f] 142,451
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	126,704	123,959
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	147,628	145,705
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	179,157	166,353
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	172,269	163,735
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	164,238	163,024
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	91,331	91,975
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,178,318	2,343,381
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	181,259	188,803
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	173,199	191,905
				3,721,291
Utah - .9%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2048	1,000,000	1,023,518
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2042	1,000,000	1,018,076
				2,041,594
Virginia - 2.9%
Tender Option Bond Trust Receipts (Series 2024-XM1176), (Virginia State Housing Development Authority, Revenue Bonds) Ser. A) Recourse, Underlying Coupon Rate 4.80%	6.40	9/1/2059	3,000,000	[a,c,d] 3,056,453
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2049	1,000,000	1,016,512
Virginia Small Business Financing Authority, Revenue Bonds, Refunding	5.00	12/31/2057	1,500,000	1,555,417
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.13	7/1/2058	1,000,000	985,928
				6,614,310

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Washington - 4.3%
Tender Option Bond Trust Receipts (Series 2024--XF1730), (Port of Seattle Washington, Revenue Bonds, Refunding, Ser. B) Non-Recourse, Underlying Coupon Rate 5.25%	7.81	7/1/2049	2,500,000	[a,c,d]	2,690,198
Washington Convention Center Public Facilities District, Revenue Bonds, Ser. B	4.00	7/1/2058	1,000,000		881,481
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence Health & Services) Ser. A	5.00	10/1/2042	5,000,000		5,000,041
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts & Sciences)	6.38	7/1/2063	1,000,000	[a]	1,106,078
				9,677,798
Wisconsin - 5.8%
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,000,000		1,056,061
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,200,000		1,306,094
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,315,000		1,443,144
Public Finance Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2042	5,000,000		5,000,817

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 148.2% (continued)
Wisconsin - 5.8% (continued)
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	2,817,766	3,022,845
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000	1,111,155
				12,940,116
Total Investments (cost $328,606,645)			148.2%	332,318,224
Liabilities, Less Cash and Receivables			(48.2%)	(108,109,909)
Net Assets Applicable to Common Stockholders			100.0%	224,208,315

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities were valued at $79,939,690 or 35.65% of net assets.

b Non-income producing—security in default.

c The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

e These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

g These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LOC	Letter of Credit
LR	Lease Revenue	NAN	Note Anticipation Notes
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield	OBFR	Overnight Bank Funding Rate
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RIB	Residual Interest Bonds
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	TAN	Tax Anticipation Notes
TRAN	Tax and Revenue Anticipation Notes	TSFR	Term Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield	U.S. T-BILL	U.S. Treasury Bill
XLCA	XL Capital Assurance	RVMTPS	Remarketable Variable Rate MuniFund Term Preferred Shares
VMTPS	Variable Rate Muni Term Preferred Shares

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	328,606,645	332,318,224
Cash		921,514
Interest receivable		3,775,380
Receivable for investment securities sold		2,279,739
Prepaid expenses		21,419
		339,316,276
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		188,772
RVMTP Shares at liquidation value—Note 1		75,000,000
Payable for inverse floater notes issued—Note 3		35,955,000
Payable for investment securities purchased		2,984,478
Dividends payable to Common Stockholders		552,179
Interest and expense payable related to inverse floater notes issued—Note 3		337,473
Directors’ fees and expenses payable		19,446
Other accrued expenses		70,613
		115,107,961
Net Assets Applicable to Common Stockholders ($)		224,208,315
Composition of Net Assets ($):
Common Stock, par value, $.001 per share (18,405,973 shares issued and outstanding)		18,406
Paid-in capital		262,501,288
Total distributable earnings (loss)		(38,311,379)
Net Assets Applicable to Common Stockholders ($)		224,208,315

Shares Outstanding
(250 million shares authorized)	18,405,973
Net Asset Value Per Share of Common Stock ($)	12.18

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2024 (Unaudited)

Investment Income ($):
Interest Income	7,565,661
Expenses:
Management fee—Note 2(a)	1,063,810
RVMTP Share interest expense and fees—Note 1(g)	1,797,966
Interest and expense related to inverse floater notes issued—Note 3	593,285
Professional fees	76,395
Directors’ fees and expenses—Note 2(c)	33,016
Shareholders’ reports	28,505
Registration fees	13,856
Chief Compliance Officer fees—Note 2(b)	8,498
Shareholder servicing costs	7,521
Tender and paying agent fees—Note 2(b)	4,000
Custodian fees—Note 2(b)	3,294
Miscellaneous	11,234
Total Expenses	3,641,380
Less—reduction in fees due to earnings credits—Note 2(b)	(3,294)
Net Expenses	3,638,086
Net Investment Income	3,927,575
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	(1,285,205)
Net change in unrealized appreciation (depreciation) on investments	2,933,686
Net Realized and Unrealized Gain (Loss) on Investments	1,648,481
Net Increase in Net Assets Applicable to Common Stockholders Resulting from Operations	5,576,056

See notes to financial statements.

STATEMENT OF CASH FLOWS

Six Months Ended August 31, 2024 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(67,543,018)
Proceeds from sales of portfolio securities	51,450,436
Interest income received	7,337,213
Interest and expense related to inverse floater notes issued	(530,304)
RVMTP Shares interest expense and fees paid	(1,797,966)
Expenses paid to BNY Mellon Investment Adviser, Inc. and affiliates	(1,060,920)
Operating expenses paid	(203,293)
Net Cash Provided (or Used) in Operating Activities		(12,347,852)
Cash Flows from Financing Activities ($):
Dividends paid to Common Stockholders	(3,313,075)
Increase in payable for inverse floater notes issued	11,060,000
Net Cash Provided (or Used) in Financing Activities		7,746,925
Net Increase (Decrease) in Cash		(4,600,927)
Cash at beginning of period		5,522,441
Cash at End of Period		921,514
Reconciliation of Net Increase (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations to Net Cash Provided (or Used) in Operating Activities ($):
Net Increase in Net Assets Resulting From Operations	5,576,056
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations to Net Cash Provided (or Used) in Operating Activities ($):
Increase in investments in securities at cost	(11,497,116)
Increase in interest receivable	(228,448)
Increase in receivable for investment securities sold	(2,279,739)
Decrease in prepaid expenses	16,190
Increase in Due to BNY Mellon Investment Adviser, Inc. and affiliates	15,388
Decrease in payable for investment securities purchased	(1,030,522)
Increase in interest and expense payable related to inverse floater notes issued	62,981
Decrease in Directors' fees and expenses payable	(14,675)
Decrease in other accrued expenses	(34,281)
Net change in unrealized (appreciation) depreciation on investments	(2,933,686)
Net Cash Provided (or Used) in Operating Activities		(12,347,852)
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
Operations ($):
Net investment income	3,927,575	7,681,484
Net realized gain (loss) on investments	(1,285,205)	(6,731,442)
Net change in unrealized appreciation (depreciation) on investments	2,933,686	13,808,368
Net Increase (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations	5,576,056	14,758,410
Distributions ($):
Distributions to stockholders	(3,313,075)	(8,098,628)
Distributions to Common Stockholders	(3,313,075)	(8,098,628)
Total Increase (Decrease) in Net Assets Applicable to Common Stockholders	2,262,981	6,659,782
Net Assets Applicable to Common Stockholders ($):
Beginning of Period	221,945,334	215,285,552
End of Period	224,208,315	221,945,334

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.

Six Months Ended
August 31, 2024			Year Ended February 29/28,
	(Unaudited)		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.06		11.70	13.86	14.41	15.06	13.75
Investment Operations:
Net investment income[a]	.21		.42	.53	.63	.66	.64
Net realized and unrealized gain (loss) on investments	.09		.38	(2.11)	(.54)	(.67)	1.31
Total from Investment Operations	.30		.80	(1.58)	.09	(.01)	1.95
Distributions to Common Stockholders:
Dividends from net investment income	(.18)		(.44)	(.58)	(.64)	(.64)	(.64)
Net asset value, end of period	12.18		12.06	11.70	13.86	14.41	15.06
Market value, end of period	10.84		10.33	10.97	13.17	13.95	14.18
Market Price Total Return (%)	6.76	[b]	(1.82)	(12.41)	(1.33)	3.15	17.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.26	[c]	3.53	2.60	1.68	1.87	2.12
Ratio of net expenses to average net assets	3.26	[c]	3.52	2.60	1.68	1.87	2.12
Ratio of interest and expense related to inverse floater notes issued, RVMTPS and VMTPS interest expense and fees to average net assets	2.14	[c]	2.36	1.45	.55	.69	1.05
Ratio of net investment income to average net assets	3.51	[c]	3.58	4.29	4.32	4.72	4.43

Six Months Ended
August 31, 2024			Year Ended February 29/28,
	(Unaudited)		2024	2023	2022	2021	2020
Portfolio Turnover Rate	16.66	[b]	34.36	24.75	11.33	17.56	22.94
Asset coverage of RVMTPS and VMTPS, end of period	399		396	387	440	453	469
Net Assets, Applicable to Common Stockholders, end of period ($ x 1,000)	224,208		221,945	215,286	255,086	264,941	276,836
RVMTPS and VMTPS outstanding, end of period ($ x 1,000)	75,000		75,000	75,000	75,000	75,000	75,000
Floating Rate Notes outstanding, end of period ($ x 1,000)	35,955		24,895	38,130	48,640	59,890	59,845

a Based on average common shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Municipal Bond Infrastructure Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified closed-end management investment company. The fund’s investment objective is to seek to provide as high a level of current income exempt from regular federal income tax as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America, LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The fund’s common stock (“Common Stock”) trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol DMB.

The fund has outstanding 750 shares of Remarketable Variable Rate MuniFund Term Preferred Shares (“RVMTPS”). The fund is subject to certain restrictions relating to the RVMTPS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to shareholders of Common Stock (“Common Stockholders”) or repurchasing shares of Common Stock and/or could trigger the mandatory redemption of RVMTPS at their liquidation value (i.e., $100,000 per share). Thus, redemptions of RVMTPS may be deemed to be outside of the control of the fund.

The RVMTPS have a mandatory redemption date of October 16, 2049, and are subject to mandatory tender upon each 42 month anniversary of October 16, 2020, the effective date of their refinancing, or upon the end of a Special Terms Period (as defined in the fund’s articles supplementary) (each an Early Term Redemption Date (as defined in the fund’s articles supplementary)), subject to the option of the holders to retain the RVMTPS. On October 16, 2023, the RVMTPS were successfully remarketed during their first Early Term Redemption Date, and the RVMTPS were extended through the 42 month anniversary of October 16, 2023. RVMTPS that are neither retained by the holder nor successfully remarketed by the Early Term Redemption Date will be redeemed by the fund. The fund is subject to a Tender and Paying Agent Agreement with The Bank of New York Mellon, with respect to the RVMTPS.

The holders of RVMTPS, voting as a separate class, have the right to elect at least two directors. The holders of RVMTPS will vote as a separate class on certain other matters, as required by law. The fund’s Board of Directors

(the “Board”) has designated Nathan Leventhal and Benaree Pratt Wiley as directors to be elected by the holders of  RVMTPS.

Dividends on RVMTPS are normally declared daily and paid monthly. The Dividend Rate on the RVMTPS is, except as otherwise provided, equal to the rate per annum that results from the sum of (1) the Index Rate plus (2) the Applicable Spread as determined for the RVMTPS on the Rate Determination Date immediately preceding such Subsequent Rate Period plus (3) the Failed Remarketing Spread (all defined terms as defined in the fund’s articles supplementary).

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Board has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	332,318,224	-	332,318,224
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	-	(35,955,000)	-	(35,955,000)
RVMTP Shares††	-	(75,000,000)	-	(75,000,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally.

The Additional Information section within the annual report dated February 29, 2024, provides more details about the fund’s principal risk factors.

(d) Dividends and distributions to Common Stockholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Common Stockholders will have their distributions reinvested in additional shares of the fund, unless such Common Stockholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent for the fund’s Common Stock, will buy fund shares in the open market and reinvest those shares accordingly.

On August 2, 2024, the Board declared a cash dividend of $.030 per share from net investment income, payable on September 3, 2024, to Common Stockholders of record as of the close of business on August 19, 2024. The ex-dividend date was August 19, 2024.

(e) Dividends to stockholders of RVMTPS: Dividends on RVMTPS are normally declared daily and paid monthly. The Dividend Rate on the RVMTPS is, except as otherwise provided, equal to the rate per annum that results from the sum of (1) the Index Rate plus (2) the Applicable Spread as determined for the RVMTPS on the Rate Determination Date immediately preceding such Subsequent Rate Period plus (3) the Failed Remarketing Spread. The Applicable Rate of the RVMTPS was equal to the sum of 1.30% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index rate of 2.92% on August 29,

2024. The dividend rate as of August 31, 2024 for the RVMTPS was 4.22% (all defined terms as defined in the fund’s articles supplementary).

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended February 29, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $41,970,171 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to February 29, 2024. The fund has $34,193,114 of short-term capital losses and $7,777,057 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended February 29, 2024 was as follows: tax-exempt income of $8,098,628. The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) RVMTPS: The fund’s RVMTPS aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date of October 16, 2049. Dividends paid on RVMTPS are treated as interest expense and recorded on the accrual basis. Costs directly related to the issuance of the RVMTPS are considered debt issuance costs which has been fully amortized into the expense over the life of the RVMTPS.

During the period ended August 31, 2024, total fees pursuant to RVMTPS amounted to $1,797,966. These fees are included in RVMTPS interest expense and fees in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average amount of borrowings outstanding for the RVMTPS from March 1, 2024 through August 31, 2024 was approximately $75,000,000, with a related weighted average annualized interest rate of 4.76%.

NOTE 2—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .65% of the value of the fund’s daily total assets, including any assets attributable to effective leverage, minus certain defined accrued liabilities (the “Managed Assets”) and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at the annual rate of .27% of the value of the fund’s average daily Managed Assets.

(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2024, the fund was charged $3,294 pursuant to the custody agreement. These fees were offset by the Custodian from an earnings credit of $3,294.

The fund compensates The Bank of New York Mellon under a Tender and Paying Agent Agreement for providing certain transfer agency and payment services with respect to the RVMTPS. During the period ended August 31, 2024, the fund was charged $4,000 for the services provided by the Tender and Paying Agent.

During the period ended August 31, 2024, the fund was charged $8,498 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $184,417, Custodian fees of $1,960, Tender and Paying Agent fees of $688 and Chief Compliance Officer fees of $1,707.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended August 31, 2024, amounted to $52,155,636 and $49,001,895, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2024 was approximately $28,058,071, with a related weighted average annualized interest rate of 4.19%.

At August 31, 2024, accumulated net unrealized appreciation on investments was $3,711,579, consisting of $12,766,240 gross unrealized appreciation and $9,054,661 gross unrealized depreciation.

At August 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

PROXY RESULTS (Unaudited)

Common Stockholders and holders of RVMTPS voted together as a single class (except as noted below) on the following proposal presented at the annual shareholders’ meeting held on August 15, 2024.

	Shares
	For	Authority Withheld
To elect three Class I Directors:†
Francine J. Bovich	13,651,969	1,538,992
Andrew J. Donohue	13,648,944	1,542,017
Roslyn M. Watson	13,654,885	1,536,076

† The terms of these Directors expire in 2027.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on August 14-15, 2024, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. Representatives of the Adviser noted that the fund is a closed-end fund without daily inflows and outflows of capital and provided the fund’s asset size.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Common shares with the performance of a group of general and insured municipal debt leveraged closed-end funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all general and insured municipal debt leveraged closed-end funds (the “Performance Universe”), all for various periods ended June 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all general and insured municipal debt leveraged closed-end funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies and the extent and manner in which leverage is employed that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance, on a net asset value basis, was above the Performance Group and Performance Universe medians for all periods, except for the two-year period when the fund’s total return performance, on a net asset value basis, was below the Performance Group and Performance Universe medians. The Board also considered that the fund’s total return performance, on a market price basis, was below the Performance Group and Performance Universe medians for all periods, except for the ten-year period when the fund’s total return performance, on a market price basis, was above the Performance Group and Performance Universe medians. The Board also considered that the fund’s yield performance, on a net asset value basis, was below the Performance Group for seven of the ten one-year periods and was below the Performance Universe medians for eight of the ten one-year periods ended June 30. The Board also considered that the fund’s yield performance, on a market price basis, was below the Performance Group for seven of the ten one-year periods and was below the Performance Universe medians for eight of the ten one-year periods ended June 30. The Board considered the relative proximity of the fund’s yield performance to the Performance Group and/or Performance Universe medians in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns (on a net asset value basis) to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in four of the seven calendar years shown. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the portfolio managers are very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Board also noted that the fund had a four star rating for each of the three- and ten-year periods and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee based on common assets and leveraged assets together, was higher than the Expense Group median and the Expense Universe median actual management fees and, based on common assets alone, was higher than the Expense Group median and the Expense Universe median actual management fees, and the fund’s total expenses, based on both common assets alone and on common assets and leveraged assets together, were higher than the Expense Group and the Expense Universe median total expenses.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, because the fund is a closed-end fund without daily inflows and outflows of capital, there were not significant economies of scale at this time to be realized by the Adviser in managing the fund’s assets. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance on a net asset value basis.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

This page intentionally left blank.

OFFICERS AND DIRECTORS
BNY Mellon Municipal Bond Infrastructure Fund, Inc.

240 Greenwich Street
New York, NY 10286

Directors	Officers (continued)
Joseph S. DiMartino, Chairman	Assistant Treasurers
Tamara Belinfanti††	Roberto G. Mazzeo
Francine J. Bovich	Gavin C. Reilly
J. Charles Cardona	Robert Salviolo
Andrew J. Donohue	Robert Svagna
Isabel P. Dunst	Chief Compliance Officer
Nathan Leventhal†	Joseph W. Connolly
Robin A. Melvin	Portfolio Managers
Roslyn M. Watson	Jeffrey Burger
Benaree Pratt Wiley†	Thomas C. Casey
Gordon J. Davis††	Daniel A. Rabasco
† Elected by holders of RVMTPS
†† Advisory Board Member	Adviser
Officers	BNY Mellon Investment Adviser, Inc.
President	Sub-Adviser
David DiPetrillo	Insight North America LLC
Chief Legal Officer	Custodian
Peter M. Sullivan	The Bank of New York Mellon
Vice President and Secretary	Counsel
Sarah S. Kelleher	Proskauer Rose LLP
Vice Presidents and Assistant Secretaries	Transfer Agent,
Deirdre Cunnane	Dividend Disbursing Agent
Lisa M. King	and Registrar
Jeff Prusnofsky	Computershare Inc.
Amanda Quinn	(Common Stock)
Joanee Skerrett	The Bank of New York Mellon
Treasurer	(RVMTP Shares)
James Windels	Stock Exchange Listing
Vice Presidents	NYSE Symbol: DMB
Daniel Goldstein	Initial SEC Effective Date
Joseph Martella	4/26/13

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday; The Wall Street Journal, Mutual Funds section under the heading “Closed-End Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

For More Information

BNY Mellon Municipal Bond Infrastructure Fund, Inc.

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Registrar (Common Stock)

Computershare Inc.

480 Washington Boulevard

Jersey City, NJ 07310

Dividend Disbursing Agent (Common Stock)

Computershare Inc.

P.O. Box 30170

College Station, TX 77842

Ticker Symbol:	DMB

For more information about the fund, visit https://bny.com/investments/closed-end-funds. Here you will find the fund’s most recently available quarterly fact sheets and other information about the fund. The information posted on the fund’s website is subject to change without notice.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bny.com/investments and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

The fund posts regularly certain information at https://bny.com/investments/closed-end-funds, including certain asset coverage and leverage ratios (within 5 business days of the last day of each month) and a fact sheet containing certain statistical information (within 15 business days of the last day of each month).

0805SA0824

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Not applicable.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Municipal Bond Infrastructure Fund, Inc.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: October 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: October 15, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: October 15, 2024

EXHIBIT INDEX

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)